Fair Value Measurements (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash
Cash and cash equivalents	3,557	173
Quoted Price in active Markets for identical assets (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash
Cash and cash equivalents	3,557	173
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash
Cash and cash equivalents
Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash
Cash and cash equivalents